Note 4 The Limited Liability Company ("LLC") Agreement	3 Months Ended
Mar. 31, 2012
Note 4 The Limited Liability Company ("LLC") Agreement:
Note 4 The Limited Liability Company ("LLC") Agreement

4.             The Limited Liability Company ("LLC") Agreement

The LLC Operating Agreement provides, among other things, that-

Capital Account - A capital account shall be established for each member.  The initial balance of each member's capital account shall be the amount of the initial contributions to the Fund.

Monthly Allocations - Any increase or decrease in the Fund's net asset value as of the end of a month shall be credited or charged to the capital account of each Member in the ratio that the balance of each account bears to the total balance of all accounts.

Any distribution from profits or members' capital will be made solely at the discretion of the Managing Member.

Federal Income Tax Allocations - As of the end of each fiscal year, the Fund's realized capital gain or loss and ordinary income or loss shall be allocated among the Members, after having given effect to the fees and expenses of the Fund.

Subscriptions - Investors must submit subscription agreements and funds at least five business days prior to month end.  Subscriptions must be accepted or rejected by the Managing Member within five business days.  The investor also has five business days to withdraw his subscription.  Funds are deposited into an interest bearing subscription account and transferred to the Fund's account after the minimum to commence business has been raised and, thereafter, on the first business day of the month after the subscription is accepted.  Interest earned on the subscription funds accrue to the account of the investor.

Redemptions - A member may request any or all of his investment be redeemed at the net asset value as of the end of a month. Unless this requirement is waived, the written request must be received by the managing member no less than ten business days prior to a month end. Redemptions are generally paid within twenty days of the effective month end. However, in various circumstances due to liquidity, etc. the Managing Member may be unable to comply with the request on a timely basis. There is no redemption fee; however there is a twelve month lock-in commencing from the date of admission of an investment.